Future Minimum Lease Payments Required under Operating Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
2017	$ 2,302
2018	1,946
2019	1,435
2020	1,041
2021	892
2022 and beyond	$ 7,616